Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Rollforward Of The Allowance For Loan Losses By Portfolio Segment
The following table provides a rollforward of the allowance for loan losses by portfolio segment for December 31, 2018, 2017 and 2016:

(Dollars in thousands)	C&I	Commercial Real Estate	Consumer Real Estate	Permanent Mortgage	Credit Card and Other	Total
Balance as of January 1, 2018	$98,211	$28,427	$39,823	$13,113	$9,981	$189,555
Charge-offs	(15,492)	(783)	(9,357)	(477)	(19,688)	(45,797)
Recoveries	4,201	339	19,666	1,421	4,039	29,666
Provision/(provision credit) for loan losses	12,027	3,328	(23,693)	(3,057)	18,395	7,000
Balance as of December 31, 2018	98,947	31,311	26,439	11,000	12,727	180,424
Allowance - individually evaluated for impairment	1,074	—	17,984	9,419	337	28,814
Allowance - collectively evaluated for impairment	95,050	31,311	7,368	1,581	12,263	147,573
Allowance - purchased credit-impaired loans	2,823	—	1,087	—	127	4,037
Loans, net of unearned as of December 31, 2018:
Individually evaluated for impairment	48,592	1,966	118,434	70,846	695	240,533
Collectively evaluated for impairment	16,424,006	4,013,741	6,099,272	151,602	515,921	27,204,542
Purchased credit-impaired loans	41,730	15,163	31,810	—	1,754	90,457
Total loans, net of unearned income	$16,514,328	$4,030,870	$6,249,516	$222,448	$518,370	$27,535,532
Balance as of January 1, 2017	$89,398	$33,852	$51,424	$15,222	$12,172	$202,068
Charge-offs	(17,657)	(195)	(13,156)	(2,179)	(13,207)	(46,394)
Recoveries	4,568	966	22,723	2,509	3,115	33,881
Provision/(provision credit) for loan losses	21,902	(6,196)	(21,168)	(2,439)	7,901	—
Balance as of December 31, 2017	98,211	28,427	39,823	13,113	9,981	189,555
Allowance - individually evaluated for impairment	6,044	132	23,175	12,105	311	41,767
Allowance - collectively evaluated for impairment	89,358	28,291	16,293	1,008	9,670	144,620
Allowance - purchased credit-impaired loans	2,809	4	355	—	—	3,168
Loans, net of unearned as of December 31, 2017:
Individually evaluated for impairment	43,024	2,407	128,895	84,794	593	259,713
Collectively evaluated for impairment	15,909,110	4,181,908	6,311,817	203,026	613,806	27,219,667
Purchased credit-impaired loans	105,139	30,380	38,530	—	5,500	179,549
Total loans, net of unearned income	$16,057,273	$4,214,695	$6,479,242	$287,820	$619,899	$27,658,929
Balance as of January 1, 2016	$73,637	$25,159	$80,662	$18,899	$11,885	$210,242
Charge-offs	(18,460)	(1,371)	(21,993)	(1,591)	(14,224)	(57,639)
Recoveries	6,795	1,927	23,719	2,403	3,621	38,465
Provision/(provision credit) for loan losses	27,426	8,137	(30,964)	(4,489)	10,890	11,000
Balance as of December 31, 2016	89,398	33,852	51,424	15,222	12,172	202,068
Allowance - individually evaluated for impairment	4,219	194	28,802	12,470	133	45,818
Allowance - collectively evaluated for impairment	85,015	33,503	22,218	2,752	12,039	155,527
Allowance - purchased credit-impaired loans	164	155	404	—	—	723
Loans, net of unearned as of December 31, 2016
Individually evaluated for impairment	47,962	3,124	153,460	93,926	306	298,778
Collectively evaluated for impairment	12,059,593	2,127,481	4,439,143	258,772	358,675	19,243,664
Purchased credit-impaired loans	40,532	4,918	1,576	—	52	47,078
Total loans, net of unearned income	$12,148,087	$2,135,523	$4,594,179	$352,698	$359,033	$19,589,520

Certain previously reported amounts have been reclassified to agree with current presentation.